Concentration and credit risk (Details Textuals) (Customer Concentration Risk)	12 Months Ended
	Jun. 30, 2012 Customers	Jun. 30, 2011 Customers
Concentration Risk [Line Items]
Number of customers	4	3
Sales Revenue, Goods, Net
Concentration Risk [Line Items]
Concentration risk, percentage	90.50%	74.60%
Sales Revenue, Goods, Net | Customer One
Concentration Risk [Line Items]
Concentration risk, percentage	25.40%	38.00%
Sales Revenue, Goods, Net | Customer Two
Concentration Risk [Line Items]
Concentration risk, percentage	23.60%	21.40%
Sales Revenue, Goods, Net | Customer Three
Concentration Risk [Line Items]
Concentration risk, percentage	21.00%	15.20%
Sales Revenue, Goods, Net | Customer Four
Concentration Risk [Line Items]
Concentration risk, percentage	20.50%
Accounts Receivable | Customer One
Concentration Risk [Line Items]
Concentration risk, percentage	25.50%	27.00%
Accounts Receivable | Customer Two
Concentration Risk [Line Items]
Concentration risk, percentage	22.90%	20.40%
Accounts Receivable | Customer Three
Concentration Risk [Line Items]
Concentration risk, percentage	22.80%	11.10%
Accounts Receivable | Customer Four
Concentration Risk [Line Items]
Concentration risk, percentage	22.20%